Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales	€ 17,335	€ 17,180	€ 36,041
Property, plant and equipment owned	9,503		9,365
Goodwill	44,979		44,364
Other intangible assets	19,466		18,421
Reportable geographical zones
Disclosure of geographical areas [line items]
Net sales	17,335	17,180	36,041
Property, plant and equipment owned	9,503	9,368	9,365
Goodwill	44,979	45,254	44,364
Other intangible assets	19,466	17,021	18,421
Europe
Disclosure of geographical areas [line items]
Net sales	4,472	4,345	9,151
Property, plant and equipment owned	5,874	5,683	5,895
Goodwill	0	0	0
Other intangible assets	7,272	6,544	6,278
France
Disclosure of geographical areas [line items]
Net sales	1,087	1,061	2,223
Property, plant and equipment owned	3,162	3,067	3,189
Goodwill	0	0	0
Other intangible assets	0	0	0
North America
Disclosure of geographical areas [line items]
Net sales	6,388	6,151	14,060
Property, plant and equipment owned	2,699	2,756	2,542
Goodwill	0	0	0
Other intangible assets	10,895	8,838	10,675
United States
Disclosure of geographical areas [line items]
Net sales	6,088	5,880	13,465
Property, plant and equipment owned	1,996	2,153	1,899
Goodwill	0	0	0
Other intangible assets	0	0	0
Other countries
Disclosure of geographical areas [line items]
Net sales	6,475	6,684	12,830
Property, plant and equipment owned	930	929	928
Goodwill	0	0	0
Other intangible assets	€ 1,299	€ 1,639	€ 1,468